Shareholder Report, Average Annual Return (Details) 9057868_Franklin Short-Term Municipal Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Franklin Short-Term Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Short-Term Municipal Income ETF (NAV)
Average Annual Return, Percent	3.85%	2.06%	1.89%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
Bloomberg 3-year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-year Municipal Bond Index
Average Annual Return, Percent	3.37%	1.26%	1.60%